accounting policy developments - Impacts of application of IFRS 16 on consolidated statements of financial position (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Non-current assets
Property, plant and equipment, net	$ 12,091	$ 12,100	$ 11,368	$ 10,464
Current liabilities
Provisions	129	100	78	124
Current maturities of long-term debt	836	800	1,404	1,327
Non-current liabilities
Provisions	728	700	511	395
Long-term debt	13,265	13,300	12,256	11,604
Other long-term liabilities	738	700	847	736
Deferred income taxes	3,152	3,200	2,941	2,511
Owners' equity
Retained earnings		4,500
Accumulated other comprehensive income	4		53		$ 41
Non-controlling interests	$ 82	100	$ 42	$ 19
Weighted-average discount rate reflected in the lease liability recognized on transition	4.55
Impact from discounting minimum lease payments (as a percent)	0.667
Impact from including payments for leases that commence subsequent to December 31, 2018 (as a percent)	0.333
Maximum
Owners' equity
Accumulated other comprehensive income		100
IFRS 16 effects
Non-current assets
Property, plant and equipment, net		1,000
Current liabilities
Current maturities of long-term debt		200
Non-current liabilities
Long-term debt		1,100
Deferred income taxes		(100)
Owners' equity
Retained earnings		(200)
IFRS 16 effects | Maximum
Current liabilities
Provisions		100
Non-current liabilities
Provisions		100
Other long-term liabilities		100
Owners' equity
Accumulated other comprehensive income		100
Non-controlling interests		100
Pro forma
Non-current assets
Property, plant and equipment, net		13,100
Current liabilities
Provisions		100
Current maturities of long-term debt		1,000
Non-current liabilities
Provisions		700
Long-term debt		14,400
Other long-term liabilities		700
Deferred income taxes		3,100
Owners' equity
Retained earnings		4,300
Non-controlling interests		100
Pro forma | Maximum
Owners' equity
Accumulated other comprehensive income		$ 100